THE COMPANY AND BASIS OF PRESENTATION	5 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
THE COMPANY AND BASIS OF PRESENTATION

NOTE 1. THE COMPANY AND BASIS OF PRESENTATION

The Company

Aclarion, Inc., formerly Nocimed, Inc., (the “Company”, “we”, or “Aclarion”) is a healthcare technology company that leverages magnetic resonance spectroscopy (“MRS”), and a proprietary biomarker to optimize clinical treatments. The Company was formed in February 2015, is incorporated in Delaware, and has its principal place of business in Broomfield, Colorado.

Basis of Presentation

The accompanying condensed financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information required by U.S. GAAP for complete financial statements. The interim condensed financial statements reflect all adjustments that are of a normal recurring nature and that are considered necessary for a fair representation of the results for the periods presented and should be read in conjunction with the audited financial statements and notes thereto for the year ended December 31, 2022, which include a complete set of footnote disclosures, including our significant accounting policies. The December 31, 2022 condensed balance sheet was derived from the December 31, 2022 audited financial statements. They should be read in conjunction with the financial statements and notes thereto included in our Annual report on Form 10-K/A, filed with the SEC on June 12, 2023. The results for interim periods are not necessarily indicative of the results that may be expected for a full fiscal year or for any other future period.

Risks and Uncertainties

The Company is subject to various risks and uncertainties frequently encountered by companies in the early stages of development. Such risks and uncertainties include, but are not limited to, its limited operating history, competition from other companies, limited access to additional funds, dependence on key personnel, and management of potential rapid growth. To address these risks, the Company must, among other things, develop its customer base; implement and successfully execute its business and marketing strategy; develop follow-on products; provide superior customer service; and attract, retain, and motivate qualified personnel. There can be no guarantee that the Company will be successful in addressing these or other such risks.

On March 3, 2023, we received a letter from Nasdaq indicating that we were not in compliance with Nasdaq Listing Rule 5550(b)(1), which requires companies listed on Nasdaq to maintain a minimum of $2,500,000 in stockholders’ equity for continued listing. At December 31, 2022, we reported stockholders’ equity of $1,787,751 (prior to restatement, see Note 4 of form 10-K/A filed June 12, 2023), and, as a result, we did not satisfy Listing Rule 5550(b)(1). Nasdaq allowed us a period of 45 calendar days from the date of the letter, or until April 17, 2023, to submit a plan to regain compliance with the stockholders’ equity requirement under Nasdaq Listing Rule 5550(b)(1). We submitted such a plan to Nasdaq on April 12, 2023. On April 20, 2023, the Company received a letter from Nasdaq granting us an additional 180-day period, or until August 30, 2023, to regain compliance with Nasdaq Listing Rule 5550(b)(1).

Separately, on August 4, 2023, we received a notice from Nasdaq indicating that we were not in compliance with the $1.00 Minimum Bid Price requirement set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on The Nasdaq Capital Market (the “Bid Price Requirement”). This notice indicated that the Company will be provided 180 calendar days in which to regain compliance. If at any time during this 180 calendar day period the bid price of the Company’s common stock closes at or above $1.00 per share for a minimum of ten consecutive business days, the Nasdaq staff (the “Staff”) will provide the Company with a written confirmation of compliance and the matter will be closed.

Alternatively, if the Company fails to regain compliance with Rule 5550(a)(2) prior to the expiration of the initial 180 calendar day period, the Company may be eligible for an additional 180 calendar day compliance period, provided (i) it meets the continued listing requirement for market value of publicly held shares and all other applicable requirements for initial listing on The Nasdaq Capital Market (except for the Bid Price Requirement) and (ii) it provides written notice to Nasdaq of its intention to cure this deficiency during the second compliance period by effecting a reverse stock split, if necessary. In the event the Company does not regain compliance with Rule 5550(a)(2) prior to the expiration of the initial 180 calendar day period, and if it appears to the Staff that the Company will not be able to cure the deficiency, or if the Company is not otherwise eligible, the Staff will provide the Company with written notification that its securities are subject to delisting from The Nasdaq Capital Market. At that time, the Company may appeal the delisting determination to a Hearings Panel. The Company intends to consider all options to regain compliance with all Nasdaq continued listing requirements.

Initial Public Offering

On April 26, 2022, the Company completed its initial public offering (“IPO”) of 2,165,000 units, at a public offering price of $4.35 per unit. Each unit consisted of (i) one share of common stock and (ii) one common stock warrant with an exercise price of $4.35 per share. Following the commencement of the IPO, the underwriters partially exercised their over-allotment option and purchased an additional 324,750 common stock warrants. After deducting underwriter's commissions and expenses, the Company received net proceeds of approximately $8.6 million, and our common stock and warrants started trading on Nasdaq under the ticker symbols “ACON” and “ACONW”, respectively.

Concurrently with the IPO, holders of the Company’s promissory notes, along with accrued interest, and preferred stock, along with accrued dividends, and certain outstanding common stock warrants were converted into 4,750,830 shares of the Company’s common stock and 426,768 common stock warrants.

In connection with the IPO, we issued to the representative of the underwriters a common stock warrant for 173,200 shares with an exercise price of $5.44 per share. The representative's warrants were exercisable commencing October 26, 2022, and will expire on April 26, 2027.